Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2024
Share-based payments [Abstract]
Schedule of Stock Option Activity	InflaRx GmbH granted options under the 2012 Stock Option Plan. Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. at the time of its IPO in November 2017:
Number of share options	2024	2023
Outstanding as of January 1,	148,433	148,433
Exercised during the six months ended June 30	—	—
Outstanding as of June 30,	148,433	148,433
thereof vested / exercisable	148,433	148,433
Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. at the time of its IPO in November 2017:
Number of share options	2024	2023
Outstanding as of January 1,	888,632	888,632
Exercised during the six months ended June 30	—	—
Outstanding as of June 30,	888,632	888,632
thereof vested / exercisable	888,632	888,632

InflaRx also granted share options under the 2017 LTIP subsequently to its IPO in November 2017. The total number of share options granted during the six months ended June 30, 2024 under the 2017 LTIP was as follows:
Number of share options	2024	2023
Outstanding as of January 1,	6,584,946	4,985,523
Granted during the six months ended June 30,	2,275,000	1,567,250
Exercised during the six months ended June 30,	-	(105,327)
Forfeited during the six months ended June 30,	(7,000)	—
Outstanding as of June 30,	8,852,946	6,447,446
thereof vested / exercisable	6,588,696	4,788,759

Schedule of Fair Value Options Granted	The number of share options granted during the six months ended June 30, 2024 under the 2017 LTIP was as follows:
Share options granted 2024	Number	Fair value per option	FX rate as of grant date	Fair value per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)

January 05	2,245,000	$1.65	0.916	€1.51	$1.79	1.47	5.30-5.50	4.023%-4.025%
February 21	30,000	$1.40	0.925	€1.30	$1.51	1.47	5.50	4.308%
	2,275,000